Consolidated Schedule of Investments (unaudited) September 30, 2020	BlackRock Resources & Commodities Strategy Trust (BCx) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 13.5%
Albemarle Corp.(a)	52,542	$4,690,950
CF Industries Holdings, Inc.(a)	898,055	27,579,269
FMC Corp.(a)(b)	231,787	24,548,561
Koninklijke DSM NV	112,188	18,469,676
Symrise AG	88,014	12,156,710

		87,445,166

Containers & Packaging(a) — 5.2%
Graphic Packaging Holding Co	1,125,443	15,857,492
International Paper Co	197,740	8,016,379
Packaging Corp. of America(b)	91,918	10,023,658

		33,897,529

Electronic Equipment, Instruments & Components — 2.5%
Trimble, Inc.(a)(c)	331,332	16,135,869

Food Products — 8.2%
Bunge Ltd.(a)	234,549	10,718,889
JBS SA	2,743,503	10,097,795
Kerry Group PLC, Class A	86,494	11,078,630
Nestle SA, Registered Shares	73,636	8,763,565
Salmar ASA(c)	214,325	12,146,529

		52,805,408

Internet & Direct Marketing Retail — 1.1%
THG Holdings Ltd.(c)	888,563	6,858,702

Metals & Mining — 36.2%
Anglo American PLC	801,982	19,402,811
Barrick Gold Corp	929,437	26,126,474
BHP Group PLC.	1,903,657	40,612,884
First Quantum Minerals Ltd	1,103,107	9,833,562
Fortescue Metals Group Ltd	285,431	3,353,251
Freeport-McMoRan, Inc.(a)	832,670	13,022,959
Kinross Gold Corp.(c)	390,433	3,445,299
Kirkland Lake Gold Ltd	67,944	3,316,706
Lundin Mining Corp	1,671,483	9,326,814
Neo Lithium Corp.(c)	5,045,830	3,069,447
Newcrest Mining Ltd	384,563	8,720,313
Newmont Corp.(a)(b)	409,120	25,958,664
Polyus PJSC, Registered Shares, GDR	82,473	8,688,751
Stelco Holdings, Inc	960,377	8,193,371
Vale SA, ADR(a)	2,735,603	28,942,680
Wheaton Precious Metals Corp	433,972	21,295,006

		233,308,992

Oil, Gas & Consumable Fuels — 30.3%
BP PLC, ADR(a)	1,375,877	24,022,812
Chevron Corp.(a)(b)	440,200	31,694,400
CNOOC Ltd	8,983,000	8,640,552
ConocoPhillips(a)	376,006	12,348,037
Galp Energia SGPS SA.	661,650	6,137,124
Gazprom PJSC, ADR.	955,913	4,160,076
Kosmos Energy Ltd	2,544,147	2,482,070
Lukoil PJSC, ADR	177,210	10,239,355
Lundin Energy AB	225,000	4,461,933
Marathon Petroleum Corp.(a)	242,223	7,106,823

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Petroleo Brasileiro SA, ADR(a)	1,082,764	$7,709,279
Pioneer Natural Resources Co.(a)	80,130	6,890,379
Royal Dutch Shell PLC, Class A, ADR(a)	536,281	13,498,193
Suncor Energy, Inc	924,130	11,284,859
Total SA	981,508	33,707,491
Valero Energy Corp.(a)	156,720	6,789,110
Williams Cos., Inc.(a)	220,369	4,330,251

		195,502,744

Paper & Forest Products — 0.0%
Precious Woods Holding AG, Registered Shares(c)	20,000	211,715

Specialty Retail — 1.6%
Tractor Supply Co.(a)	71,280	10,217,275

Total Common Stocks — 98.6% (Cost: $633,575,238)		636,383,400

	Par (000)

Corporate Bonds

Metals & Mining — 0.7%
Osisko Gold Royalties Ltd., 4.00%, 12/31/22 CAD	5,652	4,502,541

Total Corporate Bonds — 0.7% (Cost: $4,511,494)		4,502,541

Total Long-Term Investments — 99.3% (Cost: $638,086,732)		640,885,941

	Shares

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class,0.02%(d)(e)	6,855,542	6,855,542

Total Short-Term Securities — 1.1% (Cost: $6,855,542)		6,855,542

Total Investments Before Options Written — 100.4% (Cost: $644,942,274)		647,741,483

Options Written — (0.7)% (Premiums Received: $(7,803,617))		(4,462,233)

Total Investments, Net of Options Written—99.7% (Cost: $637,138,657)		643,279,250

Other Assets Less Liabilities — 0.3%		1,721,691

Net Assets — 100.0%		$645,000,941

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.

CONSOLIDATED SCHEDULE OF INVESTMENTS	1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Resources & Commodities Strategy Trust (BCX)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$13,708,365	$—	$(6,852,823	)(a)	$—	$—	$6,855,542	6,855,542	$50,987		$—
SL Liquidity Series, LLC, Money Market Series(b)	183,179	—	(183,222	)(a)	84	(41)	—	—	6,091	(c)	—

					$84	$(41)	$6,855,542		$57,078		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BP PLC, ADR	825	10/02/20	USD	23.50	USD	1,440	$(5,775)
CF Industries Holdings, Inc	704	10/02/20	USD	34.00	USD	2,162	(24,640)
ConocoPhillips	270	10/02/20	USD	43.00	USD	887	(810)
International Paper Co	456	10/02/20	USD	37.50	USD	1,849	(116,280)
Petroleo Brasileiro SA, ADR.	430	10/02/20	USD	9.50	USD	306	(1,290)
Pioneer Natural Resources Co	165	10/02/20	USD	110.00	USD	1,419	(1,650)
Royal Dutch Shell PLC, Class A, ADR	593	10/02/20	USD	31.50	USD	1,493	(20,755)
Tractor Supply Co	142	10/02/20	USD	157.50	USD	2,035	(4,970)
Vale SA, ADR	2,720	10/02/20	USD	12.50	USD	2,878	(2,720)
Williams Cos., Inc	51	10/02/20	USD	22.50	USD	100	(255)
BP PLC, ADR	1,132	10/09/20	USD	22.04	USD	1,976	(2)
CF Industries Holdings, Inc	490	10/09/20	USD	34.00	USD	1,505	(166,600)
ConocoPhillips	119	10/09/20	USD	39.00	USD	391	(238)
Freeport-McMoRan, Inc	820	10/09/20	USD	16.00	USD	1,282	(25,010)
Freeport-McMoRan, Inc	487	10/09/20	USD	17.00	USD	762	(3,896)
Kinross Gold Corp	520	10/09/20	CAD	12.00	CAD	611	(12,301)
Marathon Petroleum Corp	179	10/09/20	USD	37.50	USD	525	(2,327)
Newmont Corp	472	10/09/20	USD	72.00	USD	2,995	(3,776)
Petroleo Brasileiro SA, ADR.	1,616	10/09/20	USD	9.23	USD	1,151	(57)
Pioneer Natural Resources Co	115	10/09/20	USD	106.00	USD	989	(1,725)
Royal Dutch Shell PLC, Class A, ADR	125	10/09/20	USD	29.50	USD	315	(22,500)
Royal Dutch Shell PLC, Class A, ADR	525	10/09/20	USD	29.00	USD	1,321	(2,625)
Trimble, Inc	340	10/09/20	USD	50.25	USD	1,656	(22,482)
Vale SA, ADR	2,621	10/09/20	USD	12.00	USD	2,773	(3,932)
Valero Energy Corp	337	10/09/20	USD	54.50	USD	1,460	(2,696)
Williams Cos., Inc	327	10/09/20	USD	21.95	USD	643	(544)
Albemarle Corp	136	10/16/20	USD	95.00	USD	1,214	(16,320)
BP PLC, ADR	378	10/16/20	USD	25.00	USD	660	(378)
BP PLC, ADR	796	10/16/20	USD	23.00	USD	1,390	(3,582)
Bunge Ltd	685	10/16/20	USD	47.50	USD	3,130	(46,237)
CF Industries Holdings, Inc	526	10/16/20	USD	35.00	USD	1,615	(5,260)
Chevron Corp	304	10/16/20	USD	92.50	USD	2,189	(1,824)
ConocoPhillips	217	10/16/20	USD	41.00	USD	713	(4,123)
First Quantum Minerals Ltd	1,874	10/16/20	CAD	14.00	CAD	2,224	(16,889)
First Quantum Minerals Ltd	516	10/16/20	CAD	13.00	CAD	613	(11,626)
FMC Corp	421	10/16/20	USD	110.00	USD	4,459	(48,415)

2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Freeport-McMoRan, Inc	1,011	10/16/20	USD	16.00	USD	1,581	$(47,517)
Graphic Packaging Holding Co	2,000	10/16/20	USD	15.00	USD	2,818	(20,000)
Kinross Gold Corp	520	10/16/20	CAD	13.00	CAD	611	(7,225)
Kirkland Lake Gold Ltd	135	10/16/20	CAD	68.00	CAD	878	(10,645)
Lundin Mining Corp	2,649	10/16/20	CAD	9.00	CAD	1,968	(6,963)
Marathon Petroleum Corp	176	10/16/20	USD	40.00	USD	516	(1,144)
Packaging Corp. of America.	183	10/16/20	USD	100.00	USD	1,996	(171,105)
Petroleo Brasileiro SA, ADR.	792	10/16/20	USD	9.00	USD	564	(1,584)
Pioneer Natural Resources Co	40	10/16/20	USD	95.00	USD	344	(3,100)
Stelco Holdings, Inc	1,141	10/16/20	CAD	9.00	CAD	1,296	(199,228)
Stelco Holdings, Inc	700	10/16/20	CAD	10.00	CAD	795	(72,284)
Suncor Energy, Inc	2,136	10/16/20	CAD	23.00	CAD	3,473	(6,417)
Tractor Supply Co	143	10/16/20	USD	144.00	USD	2,050	(52,910)
Williams Cos., Inc	327	10/16/20	USD	22.00	USD	643	(3,270)
BP PLC, ADR	246	10/23/20	USD	21.50	USD	430	(984)
BP PLC, ADR	995	10/23/20	USD	21.00	USD	1,737	(3,980)
CF Industries Holdings, Inc	105	10/23/20	USD	35.50	USD	322	(4,200)
CF Industries Holdings, Inc	421	10/23/20	USD	36.00	USD	1,293	(134,720)
Chevron Corp	132	10/23/20	USD	83.00	USD	950	(2,904)
Chevron Corp	205	10/23/20	USD	85.00	USD	1,476	(4,100)
ConocoPhillips	434	10/23/20	USD	36.50	USD	1,425	(14,973)
International Paper Co	334	10/23/20	USD	42.50	USD	1,354	(21,710)
Kinross Gold Corp	521	10/23/20	CAD	12.50	CAD	612	(15,260)
Marathon Petroleum Corp	108	10/23/20	USD	36.00	USD	317	(1,782)
Marathon Petroleum Corp	104	10/23/20	USD	35.00	USD	305	(2,080)
Newmont Corp	320	10/23/20	USD	68.00	USD	2,030	(27,680)
Royal Dutch Shell PLC, Class A, ADR	511	10/23/20	USD	28.00	USD	1,286	(11,498)
Vale SA, ADR	985	10/23/20	USD	11.50	USD	1,042	(13,790)
Vale SA, ADR	1,368	10/23/20	USD	12.00	USD	1,447	(7,524)
Valero Energy Corp	337	10/23/20	USD	50.50	USD	1,460	(10,953)
Williams Cos., Inc	230	10/23/20	USD	21.97	USD	452	(2,923)
Bunge Ltd	253	10/28/20	USD	48.50	USD	1,156	(25,745)
BP PLC, ADR	588	10/30/20	USD	21.00	USD	1,027	(4,704)
CF Industries Holdings, Inc	1,346	10/30/20	USD	33.00	USD	4,134	(70,665)
Chevron Corp	425	10/30/20	USD	80.00	USD	3,060	(35,275)
Marathon Petroleum Corp	176	10/30/20	USD	34.50	USD	516	(10,912)
Newmont Corp	380	10/30/20	USD	64.00	USD	2,411	(98,040)
Royal Dutch Shell PLC, Class A, ADR	391	10/30/20	USD	28.00	USD	984	(13,685)
Vale SA, ADR	2,263	10/30/20	USD	12.50	USD	2,394	(12,447)
Chevron Corp	187	11/06/20	USD	75.50	USD	1,346	(46,095)
Marathon Petroleum Corp	225	11/06/20	USD	31.00	USD	660	(35,887)
Petroleo Brasileiro SA, ADR.	746	11/06/20	USD	8.00	USD	531	(13,801)
Albemarle Corp	74	11/20/20	USD	99.50	USD	661	(22,453)
BP PLC, ADR	543	11/20/20	USD	21.00	USD	948	(8,688)
Chevron Corp	322	11/20/20	USD	92.50	USD	2,318	(7,567)
Chevron Corp	185	11/20/20	USD	80.00	USD	1,332	(26,362)
ConocoPhillips	464	11/20/20	USD	36.00	USD	1,524	(52,200)
First Quantum Minerals Ltd	1,506	11/20/20	CAD	14.00	CAD	1,788	(83,695)
First Quantum Minerals Ltd	516	11/20/20	CAD	13.00	CAD	613	(40,883)
FMC Corp	506	11/20/20	USD	120.00	USD	5,359	(58,190)
Freeport-McMoRan, Inc	1,012	11/20/20	USD	16.00	USD	1,583	(123,464)
Graphic Packaging Holding Co	1,610	11/20/20	USD	15.00	USD	2,268	(60,375)
Kirkland Lake Gold Ltd	135	11/20/20	CAD	68.00	CAD	878	(30,923)
Lundin Mining Corp	2,018	11/20/20	CAD	9.00	CAD	1,499	(19,702)
Newmont Corp	467	11/20/20	USD	70.00	USD	2,963	(76,121)
Packaging Corp. of America.	184	11/20/20	USD	120.00	USD	2,007	(37,720)
Petroleo Brasileiro SA, ADR.	747	11/20/20	USD	8.00	USD	532	(18,301)
Suncor Energy, Inc	1,560	11/20/20	CAD	20.00	CAD	2,537	(22,846)
Trimble, Inc	535	11/20/20	USD	55.00	USD	2,605	(46,812)

CONSOLIDATED SCHEDULE OF INVESTMENTS	3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Vale SA, ADR	985	11/20/20	USD	12.00	USD	1,042	$(25,117)
Williams Cos., Inc	48	11/20/20	USD	22.00	USD	94	(1,536)

							$(2,619,174)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Graphic Packaging Holding Co	Citibank N.A.	88,400	10/06/20	USD	14.51	USD	1,246	$(8,238)
Total SA	Morgan Stanley & Co. International PLC	92,000	10/07/20	EUR	33.12	EUR	2,695	(17)
JBS SA	Morgan Stanley & Co. International PLC	548,000	10/15/20	BRL	24.05	BRL	11,327	(3,567)
Galp Energia SGPS SA.	Goldman Sachs International	132,300	10/20/20	EUR	9.20	EUR	1,047	(120)
Symrise AG	Credit Suisse International	35,200	10/20/20	EUR	121.02	EUR	4,147	(49,323)
Total SA	Credit Suisse International	78,800	10/20/20	EUR	34.32	EUR	2,308	(5,505)
Gazprom PJSC	Credit Suisse International	132,700	10/22/20	USD	4.64	USD	577	(3,280)
Polyus PJSC, Registered Shares, GDR	Barclays Bank PLC	16,500	10/22/20	USD	113.57	USD	1,739	(24,865)
JBS SA	Credit Suisse International	549,400	10/23/20	BRL	22.88	BRL	11,356	(19,509)
Nestle SA, Registered Shares.	Credit Suisse International	14,750	10/23/20	CHF	110.59	CHF	1,617	(20,410)
Anglo American PLC	Goldman Sachs International	184,300	10/27/20	GBP	20.95	GBP	3,456	(22,268)
Lukoil PJSC, ADR	Credit Suisse International	48,600	10/27/20	USD	65.71	USD	2,808	(14,836)
Polyus PJSC, Registered Shares, GDR	Barclays Bank PLC	16,500	10/27/20	USD	113.57	USD	1,739	(30,933)
Galp Energia SGPS SA.	Goldman Sachs International	132,300	10/28/20	EUR	9.20	EUR	1,047	(1,960)
Gazprom PJSC	Credit Suisse International	337,000	10/28/20	USD	4.91	USD	1,467	(2,881)
Anglo American PLC	Goldman Sachs International	66,800	11/04/20	GBP	19.07	GBP	1,252	(63,620)
BHP Group PLC.	Goldman Sachs International	125,500	11/04/20	GBP	17.72	GBP	2,075	(27,650)
CNOOC Ltd	JPMorgan Chase Bank N.A.	2,683,000	11/04/20	HKD	8.21	HKD	20,001	(27,053)
Newcrest Mining Ltd	Morgan Stanley & Co. International PLC	52,000	11/04/20	AUD	32.11	AUD	1,646	(43,661)
Salmar ASA	Morgan Stanley & Co. International PLC	33,000	11/04/20	NOK	516.03	NOK	17,444	(77,690)
Total SA	Credit Suisse International	145,200	11/04/20	EUR	30.94	EUR	4,253	(117,375)
CNOOC Ltd	JPMorgan Chase Bank N.A.	910,000	11/06/20	HKD	8.32	HKD	6,784	(7,800)
Kerry Group PLC, Class A	Morgan Stanley & Co. International PLC	21,400	11/06/20	EUR	115.98	EUR	2,338	(14,942)
Koninklijke DSM NV	Morgan Stanley & Co. International PLC	22,200	11/06/20	EUR	141.93	EUR	3,117	(117,598)
Lukoil PJSC, ADR	Morgan Stanley & Co. International PLC	13,200	11/06/20	USD	59.74	USD	763	(25,077)
Lundin Energy AB	Credit Suisse International	90,000	11/06/20	SEK	209.04	SEK	15,984	(8,745)
BHP Group PLC.	Goldman Sachs International	636,000	11/10/20	GBP	17.33	GBP	10,515	(242,818)
Kerry Group PLC, Class A	Credit Suisse International	13,200	11/10/20	EUR	109.79	EUR	1,442	(31,210)
Koninklijke DSM NV	Credit Suisse International	22,700	11/10/20	EUR	138.11	EUR	3,187	(172,629)
Lukoil PJSC, ADR	Barclays Bank PLC	9,000	11/10/20	USD	59.14	USD	520	(20,065)
Newcrest Mining Ltd	Goldman Sachs International	101,900	11/10/20	AUD	32.74	AUD	3,226	(62,878)
Salmar ASA	Credit Suisse International	20,500	11/10/20	NOK	528.08	NOK	10,837	(36,602)
Total SA	Credit Suisse International	76,600	11/10/20	EUR	29.30	EUR	2,244	(118,196)
Trimble, Inc	Citibank N.A.	45,000	11/10/20	USD	50.00	USD	2,192	(93,223)
Fortescue Metals Group Ltd	Morgan Stanley & Co. International PLC	114,200	11/12/20	AUD	16.65	AUD	1,873	(46,280)
Anglo American PLC	Goldman Sachs International	70,000	11/18/20	GBP	19.41	GBP	1,312	(68,430)
Nestle SA, Registered Shares.	Credit Suisse International	14,800	11/18/20	CHF	113.40	CHF	1,622	(17,886)
Salmar ASA	Morgan Stanley & Co. International PLC	30,000	11/19/20	NOK	544.87	NOK	15,859	(40,152)
Lundin Mining Corp	Credit Suisse International	202,000	12/01/20	CAD	7.75	CAD	1,501	(59,816)
Stelco Holdings, Inc	Credit Suisse International	200,000	12/03/20	CAD	11.46	CAD	2,272	(93,951)

								$(1,843,059)

4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Resources & Commodities Strategy Trust (BCX)

FairValue Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$56,818,780	$30,626,386	$—	$87,445,166
Containers & Packaging	33,897,529	—	—	33,897,529
Electronic Equipment, Instruments & Components	16,135,869	—	—	16,135,869
Food Products	20,816,684	31,988,724	—	52,805,408
Internet & Direct Marketing Retail	6,858,702	—	—	6,858,702
Metals & Mining	152,530,982	80,778,010	—	233,308,992
Oil, Gas & Consumable Fuels.	128,156,213	67,346,531	—	195,502,744
Paper & Forest Products.	—	211,715	—	211,715
Specialty Retail	10,217,275	—	—	10,217,275
Corporate Bonds.	4,502,541	—	—	4,502,541
Short-Term Securities
Money Market Funds.	6,855,542	—	—	6,855,542

	$436,790,117	$210,951,366	$—	647,741,483

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,544,968)	$(1,917,265)	$—	$(4,462,233)

(a)	Derivative financial instruments are options written. Options written are shown at value.

CONSOLIDATED SCHEDULE OF INVESTMENTS	5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Resources & Commodities Strategy Trust (BCX)

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

OTC	Over-the-Counter

PJSC	Public Joint Stock Company

6